As filed with the Securities and Exchange Commission on March 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21421
NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Real Estate Securities Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) January 31, 2018

NUMBER OF SHARES		VALUE	†

Common Stocks 81.7%

Apartments 5.4%
187,200	Education Realty Trust, Inc.	$6,183,216	(a)
79,100	Mid-America Apartment Communities, Inc.	7,543,767	(a)
		13,726,983
Commercial Financing 7.8%
280,100	Blackstone Mortgage Trust, Inc. Class A	8,683,100	(a)
548,500	Starwood Property Trust, Inc.	11,183,915	(a)
		19,867,015
Data Centers 6.3%
74,000	CoreSite Realty Corp.	8,015,680	(a)
135,400	CyrusOne, Inc.	7,811,226	(a)
		15,826,906
Diversified 2.6%
311,400	Colony NorthStar, Inc. Class A	2,796,372	(a)
425,100	Lexington Realty Trust	3,834,402	(a)
		6,630,774
Health Care 9.2%
389,266	Medical Properties Trust, Inc.	5,091,599	(a)
278,900	Omega Healthcare Investors, Inc.	7,541,456	(a)
102,400	Ventas, Inc.	5,731,328	(a)
83,200	Welltower, Inc.	4,989,504	(a)
		23,353,887
Home Financing 5.4%
185,100	AGNC Investment Corp.	3,478,029	(a)
968,200	Annaly Capital Management, Inc.	10,204,828	(a)
		13,682,857
Industrial 4.4%
69,850	Prologis, Inc.	4,547,934	(a)
262,100	STAG Industrial, Inc.	6,636,372	(a)
		11,184,306
Infrastructure 11.7%
85,200	American Tower Corp.	12,584,040	(a)
151,600	Crown Castle International Corp.	17,095,932	(a)
		29,679,972
Lodging/Resorts 3.4%
139,500	LaSalle Hotel Properties	4,260,330	(a)
145,900	Park Hotels & Resorts, Inc.	4,217,969	(a)
		8,478,299
Manufactured Homes 2.6%
75,200	Sun Communities, Inc.	6,680,768	(a)

Office 5.6%
39,600	Boston Properties, Inc.	4,898,916	(a)
191,680	Highwoods Properties, Inc.	9,177,638	(a)
		14,076,554
Real Estate Management & Development 3.6%
418,500	Brookfield Property Partners LP	9,144,225	(a)

Regional Malls 3.6%
56,000	Simon Property Group, Inc.	9,148,720	(a)
NUMBER OF SHARES		VALUE	†

Self Storage 2.9%
86,500	Extra Space Storage, Inc.	$7,221,020	(a)

Shopping Centers 3.2%
253,665	DDR Corp.	2,059,760	(a)
373,100	Kimco Realty Corp.	5,936,021	(a)
		7,995,781
Specialty 2.2%
56,865	EPR Properties	3,358,447	(a)
64,700	Iron Mountain, Inc.	2,266,441	(a)
		5,624,888
Timber 1.8%
119,600	Weyerhaeuser Co.	4,489,784	(a)

Total Common Stocks (Cost $220,404,056)		206,812,739

Preferred Stocks 60.8%

Data Centers 1.3%
125,000	Digital Realty Trust, Inc., Ser. C, 6.63%	3,312,500

Diversified 8.0%
194,139	Colony NorthStar, Inc., Ser. B, 8.25%	4,890,361	(a)
16,212	Colony NorthStar, Inc., Ser. H, 7.13%	372,876
533,591	Colony NorthStar, Inc., Ser. I, 7.15%	12,272,593	(a)
125,000	Colony NorthStar, Inc., Ser. J, 7.13%	2,863,750
		20,399,580
Free Standing 1.2%
128,922	National Retail Properties, Inc., Ser. F, 5.20%	3,025,799	(a)

Home Financing 3.2%
325,000	Annaly Capital Management, Inc., Ser. F, 6.95%	8,238,750	(a)

Industrial 5.9%
100,000	PS Business Parks, Inc., Ser. U, 5.75%	2,508,000
255,500	Rexford Industrial Realty, Inc., Ser. A, 5.88%	6,037,465	(a)
75,000	STAG Industrial, Inc., Ser. B, 6.63%	1,892,250
175,000	STAG Industrial, Inc., Ser. C, 6.88%	4,492,250
		14,929,965

Lodging/Resorts 10.9%
379,000	Ashford Hospitality Trust, Inc., Ser. G, 7.38%	8,921,660	(a)
185,800	Eagle Hospitality Properties Trust, Inc., Ser. A, 8.25%	0	*(b)(c)
349,300	Pebblebrook Hotel Trust, Ser. D, 6.38%	8,662,640
192,000	Sunstone Hotel Investors, Inc., Ser. E, 6.95%	4,915,200	(a)

See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE	†

200,000	Sunstone Hotel Investors, Inc., Ser. F, 6.45%	$5,064,000
		27,563,500
Office 2.9%
6,000	Highwoods Properties, Inc., Ser. A, 8.63%	7,321,179	(a)

Regional Malls 11.3%
323,015	CBL & Associates Properties, Inc., Ser. D, 7.38%	6,489,371	(a)
185,000	CBL & Associates Properties, Inc., Ser. E, 6.63%	3,437,300
292,289	Pennsylvania Real Estate Investment Trust, Ser. C, 7.20%	6,918,481	(a)
227,439	Taubman Centers, Inc., Ser. J, 6.50%	5,731,463	(a)
255,000	Washington Prime Group, Inc., Ser. H, 7.50%	6,053,700
		28,630,315
Self Storage 3.5%
70,500	Public Storage, Ser. E, 4.90%	1,621,500	(a)
275,000	Public Storage, Ser. Y, 6.38%	7,136,250	(a)
		8,757,750
Shopping Centers 6.5%
45,678	Cedar Realty Trust, Inc., Ser. B, 7.25%	1,143,777
124,100	Cedar Realty Trust, Inc., Ser. C, 6.50%	2,871,674
250,000	DDR Corp., Ser. K, 6.25%	6,072,500	(a)
41,800	Kimco Realty Corp., Ser. K, 5.63%	993,586
120,225	Saul Centers, Inc., Ser. C, 6.88%	3,022,457
90,000	Urstadt Biddle Properties, Inc., Ser. G, 6.75%	2,336,400	(a)
		16,440,394
Single Family Homes 6.1%
100,000	American Homes 4 Rent, Ser. C, 5.50%	2,841,000	(a)
223,000	American Homes 4 Rent, Ser. D, 6.50%	5,711,030
40,000	American Homes 4 Rent, Ser. E, 6.35%	1,022,000
116,700	American Homes 4 Rent, Ser. F, 5.88%	2,882,490	(a)
120,900	American Homes 4 Rent, Ser. G, 5.88%	2,960,841	(a)
		15,417,361
Total Preferred Stocks (Cost $162,012,484)		154,037,093

Short-Term Investments 1.1%

Investment Companies 1.1%
2,803,866	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(d) (Cost $2,803,866)	2,803,866
	VALUE	†

Total Investments 143.6% (Cost $385,220,406)	$363,653,698
Liabilities Less Other Assets (43.6)%	(110,336,848)

Net Assets Applicable to Common Stockholders 100.0%	$253,316,850

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)	Defaulted security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$206,812,739	$—	$—	$206,812,739
Preferred Stocks
Lodging/Resorts	27,563,500	0	—	27,563,500
Office	—	7,321,179	—	7,321,179
Other Preferred Stocks(a)	119,152,414	—	—	119,152,414
Total Preferred Stocks	146,715,914	7,321,179	—	154,037,093
Short-Term Investments	—	2,803,866	—	2,803,866
Total Investments	$353,528,653	$10,125,045	$—	$363,653,698

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

January 31, 2018
Notes to Schedule of Investments (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities and certain preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations. The value of certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and

Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Real Estate Securities Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President
Date:  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President
Date:  March 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer
Date:  March 28, 2018